INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Balance at the beginning of the year	¥ (193,549,709)	¥ (132,566,897)	¥ (82,210,810)
Additions	(55,834,948)	(60,982,812)	(50,356,087)
Decrease upon disposal of a subsidiary	5,198,596
Balance at the end of the year	¥ (244,186,061)	¥ (193,549,709)	¥ (132,566,897)